THE COMMUNITY DEVELOPMENT FUND (the “Fund”)

Supplement dated October 16, 2019 to the
Prospectus and Statement of Additional Information (“SAI”),
each dated May 1, 2019, as supplemented July 25, 2019.

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

Mr. Kevin Hendrickson has replaced Mr. Alfio Leone, IV as the portfolio manager of the Fund.  Accordingly, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the summary section of the Prospectus, the reference to Mr. Alfio Leone, IV is hereby deleted and replaced with the following:

Kevin Hendrickson, CFA, a senior member of the structured products team for MetLife Investment Management, LLC’s public fixed income team, has managed the Fund since 2019.

2.	In the “Portfolio Manager” section of the Prospectus, the paragraph relating to Mr. Alfio Leone, IV is hereby deleted and replaced with the following:

Kevin Hendrickson, CFA, is a senior member of the structured products team for MetLife Investment Management, LLC’s public fixed income team, and has managed the Fund since 2019.  Mr. Hendrickson has been with MetLife Investment Management, LLC and its predecessor firms since 2007. Prior to becoming a portfolio manager in 2019, he was responsible for trading core based products with a focus on mortgage- and asset-backed securities.

3.	The “Fund Shares Owned by the Portfolio Manager” section of the SAI is hereby deleted and replaced with the following:

Fund Shares Owned by the Portfolio Manager.  The Fund is required to show the dollar amount range of the portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).  As of September 30, 2019, the portfolio manager did not beneficially own shares of the Fund.

4.	The “Other Accounts” section of the SAI is hereby deleted and replaced with the following:

Other Accounts.  As of September 30, 2019, the portfolio manager was not responsible for the day-to-day management of any other accounts in addition to the Fund.

Please retain this supplement for future reference.

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